UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876
                                   ----------

                           TEMPLETON CHINA WORLD FUND
                     --------------------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 2/28/05
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS


                                FEBRUARY 28, 2005

[photo
omitted]

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                  INTERNATIONAL



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                                                SEE INSIDE FOR DETAILS.


                                    TEMPLETON
                                CHINA WORLD FUND

                                      [LOGO
                                    OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
                      Franklin o TEMPLETON 0 Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

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omitted]

Not part of the semiannual report

                                  Contents

SHAREHOLDER LETTER ................    1

SEMIANNUAL REPORT

Templeton China World Fund ........    3

Performance Summary ...............    8

Your Fund's Expenses ..............   11

Financial Highlights and
Statement of Investments ..........   13

Financial Statements ..............   20

Notes to Financial Statements .....   23

Shareholder Information ...........   34


Semiannual Report

Templeton China World Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton China World Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "China companies," as defined in the Fund's prospectus.

--------------------------------------------------------------------------------
[GRAPHIC
OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN  PRINTED GRAPHIC AS FOLLOWS:

Geographic Distribution 2
Based on Total Net Assets as of 2/28/05

China ........................       31.9%
Hong Kong ....................       26.5%
Taiwan .......................       26.4%
U.K ..........................        3.7%
South Korea...................        1.2%
Short-Term Investments &
Other Net Assets .............       10.3%

--------------------------------------------------------------------------------
This semiannual report for Templeton China World Fund covers the period ended February 28, 2005.

PERFORMANCE OVERVIEW

For the six months under review, Templeton China World Fund - Class A delivered a +15.39% cumulative total return. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) China Index, which posted a 19.03% cumulative total return. 1 For comparison, the Standard & Poor's/International Finance Corporation (S&P/IFC) Investable


  PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

1. Source: Standard & Poor's Micropal. The MSCI China Index is market capitalization weighted and measures total returns of equity securities available to foreign (non-local) investors in China. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                           Semiannual Report | 3

China Index posted a 17.88% cumulative total return for the same period. 2 In line with our long-term investment strategy, we are pleased with our long-term results, which you will find in the Performance Summary beginning on page 8. For example, for the 10-year period ended February 28, 2005, the Fund's Class A shares delivered a +139.35% cumulative total return, compared with the MSCI China Index's -50.25% cumulative total return for the same period. 1 Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.


ECONOMIC AND MARKET OVERVIEW

China's economy grew 9.5% in 2004 as strong export growth and consumer demand boosted gross domestic product (GDP) growth in the last quarter of the year. 3 In 2004, exports totaled US$593 billion, while imports registered US$561 billion, resulting in a trade surplus of US$32 billion, up 25.6% from 2003. 3 Signaling the country's global importance and export strength, China (including Hong Kong) became Japan's largest trade partner, surpassing the U.S. In addition, Asian, Latin American and European markets signed numerous trade and research agreements as well as various business contracts with China during the period. Consumer prices continued on a downward trend in January 2005, easing pressure on the central bank to increase interest rates. January's consumer price index (CPI) rose 1.9%, down from December's 2.4% increase, and was the slowest pace in 14 months. 3 Foreign direct investment inflows totaled US$60.6 billion, exceeding 2003's US$53.5 billion, as foreign investors continued to seek investment opportunities in the country. 3

Taiwan's economy grew 5.7% in 2004 mainly supported by global demand for its exports. 4 However, some analysts expect GDP to slow in 2005 as external trade, a large contributor to the island's GDP, continued to weaken. 4 Representing a significant breakthrough in cross-strait relations, China and Taiwan agreed to study the possibility of non-stop flights.

Hong Kong released strong economic data with fourth quarter 2004 GDP growing 7.1% compared with the same period a year earlier due to improving



2. Source: Standard & Poor's Micropal. The S&P/IFC Investable China Index is a free float-adjusted, market capitalization-weighted index designed to measure performance of equity securities in China. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
3. Source: National Bureau of Statistics of China.
4. Source: Directorate-General of Budget.


4 |  Semiannual Report
trade, tourism and consumer confidence. 5 Unemployment continued on a downward trend, registering 6.4% in January, its lowest level in three years. 5 In what some viewed as a controversial move, Hong Kong's Housing Authority indefinitely delayed the listing of the Link Real Estate and Investment Trust, which if completed, would have been Hong Kong's largest initial public offering in 2004.

Despite recording double-digit gains, greater China markets underperformed their emerging markets counterparts. High oil prices, concerns over China's economy overheating, and tension between Taiwan and China led investors to adopt a more cautious stance toward investing in the region. Although the Taiwanese market gained 16.52% in U.S. dollar terms for the six-month period, a large part of that return resulted from a weakening U.S. dollar. 6 The Hong Kong market benefited from greater capital inflows, strong economic growth and greater consumer confidence.


INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to construct an action list from which we make our buy decisions. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon.


MANAGER'S DISCUSSION

During the period under review, the Fund's performance benefited from an overweighted position, relative to the MSCI China Index, in China International Marine Containers, the world's largest marine container manufacturer. Our overweighted positions in the semiconductors and semiconductor equipment sector and electronic equipment and instruments sector also positively affected the Fund. Within these sectors, the strongest contributors included Taiwan Semiconductor Manufacturing and Delta Electronics. An underweighted position in wireless telecommunication services, particularly in China Mobile (Hong Kong), also supported performance.


TOP 10 EQUITY HOLDINGS
2/28/05

--------------------------------------------------
COMPANY                                % OF TOTAL
SECTOR/INDUSTRY, COUNTRY               NET ASSETS
--------------------------------------------------
Dairy Farm International Holdings Ltd.       9.2%
 FOOD & STAPLES RETAILING, HONG KONG
--------------------------------------------------
China Mobile (Hong Kong) Ltd.                5.9%
 WIRELESS TELECOMMUNICATION SERVICES,
 CHINA
--------------------------------------------------
China Petroleum & Chemical Corp., H          5.8%
 OIL & GAS, CHINA
--------------------------------------------------
Cheung Kong Holdings Ltd.                    4.4%
 REAL ESTATE, HONG KONG
--------------------------------------------------
HSBC Holdings PLC                            3.7%
 COMMERCIAL BANKS, U.K
--------------------------------------------------
Acer Inc.                                    3.4%
 COMPUTERS & PERIPHERALS, TAIWAN
--------------------------------------------------
Cheung Kong Infrastructure Holdings Ltd.     3.4%
 ELECTRIC UTILITIES, HONG KONG
--------------------------------------------------
China Resources Enterprise Ltd.              3.3%
 DISTRIBUTORS, CHINA
--------------------------------------------------
PetroChina Co. Ltd., H                       3.1%
 OIL & GAS, CHINA
--------------------------------------------------
China International Marine Containers
Co. Ltd., B                                  2.8%
 MACHINERY, CHINA


5. Source: Census and Statistics Department.
6. Source: Standard & Poor's
Micropal.


                                                           Semiannual Report | 5

Some of our positioning, an underweighted exposure to energy and materials as well as an overweighted position in food and staples retailing, hindered relative performance. 7 For example, an underweighted position in PetroChina and no positions in CNOOC and Yanzhou Coal Mining negatively affected Fund performance. We did not hold CNOOC because, in our view, we found better value in other companies, such as PetroChina, within the same sector. Within food and staples retailing, the Fund's Dairy Farm International Holdings position detracted from relative performance. However, consistent with our strategy, we continued to believe Dairy Farm, a conglomerate with core interests in supermarkets, drugstores, convenience stores and restaurant businesses, was well positioned to benefit from Asia's strengthening consumer market over the long term.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended February 28, 2005, the U.S. dollar declined in value relative to most non-U.S. currencies. While 79.0% of the Fund's total net assets were in non-U.S. dollar currencies at period-end (excluding cash, Dairy Farm and Hong Kong Land Holdings, which trade in U.S. dollars), 51.0% (including HSBC and China and Hong Kong holdings) was in Hong Kong dollars, which is pegged to the U.S. dollar and did not experience any significant impact from a weaker U.S. dollar due to a very narrow exchange rate band. The balance was in non-U.S. dollar and non-Hong Kong dollar assets and was positively affected by a weaker U.S. dollar. However, one cannot expect the same result in future periods.

During the six-month period, the Fund repositioned its Taiwanese holdings. We sold stocks in the commercial banks sector and increased our exposure to the semiconductors and semiconductor equipment sector and leisure equipment and products sector. Key additions included Taiwan Semiconductor Manufacturing, a leading global integrated circuit producer; Siliconware

7. The energy sector comprises oil and gas in the SOI; the materials sector comprises construction materials and metals and mining.

6 |  Semiannual Report

Precision Industries, one of the biggest worldwide independent chip packaging and testing services providers; and Premier Image Technology, one of the world's largest digital camera manufacturers. Other major investments included PetroChina, which owns over 70% of China's oil and gas reserves and continued to benefit from high oil prices, and Air China, China's national airline as well as the country's largest commercial airline. The Fund also realized gains on Red Chip share China Merchants Holdings, a conglomerate specializing in infrastructure, allowing us to invest the proceeds in what we considered value stocks.

Thank you for your continued participation in Templeton China World Fund. We look forward to serving your future investment needs.

[photo
omitted]

/s/Mark Mobius
--------------

Mark Mobius
Portfolio Manager
Templeton China World Fund


THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.




                                                           Semiannual Report | 7

Performance Summary as of 2/28/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE           2/28/05          8/31/04
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$2.55            $20.52           $17.97
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
-------------------------------------------------------------------------------------------------------
  Dividend Income                            $0.1895
-------------------------------------------------------------------------------------------------------
  CLASS B                                                  CHANGE           2/28/05          8/31/04
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$2.55            $20.39           $17.84
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
-------------------------------------------------------------------------------------------------------
  Dividend Income                            $0.1152
-------------------------------------------------------------------------------------------------------
  CLASS C                                                  CHANGE           2/28/05          8/31/04
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$2.57            $20.42           $17.85
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
-------------------------------------------------------------------------------------------------------
  Dividend Income                            $0.1055
-------------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE           2/28/05          8/31/04
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$2.56            $20.59           $18.03
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
-------------------------------------------------------------------------------------------------------
  Dividend Income                            $0.2269
-------------------------------------------------------------------------------------------------------

8 |  Semiannual Report

PERFORMANCE 1

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH          1-YEAR          5-YEAR           10-YEAR
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 2             +15.39%          +7.66%         +99.30%          +139.35%
  Average Annual Total Return 3          +8.75%          +1.47%         +13.44%            +8.48%
  Value of $10,000 Investment 4         $10,875         $10,147         $18,784           $22,558
  Avg. Ann. Total Return (3/31/05) 5                     +5.06%         +11.96%            +8.12%
----------------------------------------------------------------------------------------------------
  CLASS B                               6-MONTH          1-YEAR          5-YEAR           10-YEAR
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 2             +15.08%          +6.93%         +92.78%          +124.88%
  Average Annual Total Return 3         +11.08%          +2.93%         +13.79%            +8.44%
  Value of $10,000 Investment 4         $11,108         $10,293         $19,078           $22,488
  Avg. Ann. Total Return (3/31/05) 5                     +6.67%         +12.28%            +8.09%
----------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH          1-YEAR          5-YEAR           10-YEAR
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 2             +15.07%          +6.98%         +92.86%          +122.06%
  Average Annual Total Return 3         +14.07%          +5.98%         +14.04%            +8.30%
  Value of $10,000 Investment 4         $11,407         $10,598         $19,286           $22,206
  Avg. Ann. Total Return (3/31/05) 5                     +9.72%         +12.54%            +7.94%
----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                         6-MONTH          1-YEAR          5-YEAR           10-YEAR
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 2             +15.63%          +8.02%        +103.02%          +149.43%
  Average Annual Total Return 3         +15.63%          +8.02%         +15.21%            +9.57%
  Value of $10,000 Investment 4         $11,563         $10,802         $20,302           $24,943
  Avg. Ann. Total Return (3/31/05) 5                    +11.84%         +13.71%            +9.21%



PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.


FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



                                                           Semiannual Report | 9

ENDNOTES


SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. ALSO, AS A NONDIVERSIFIED INVESTMENT COMPANY INVESTING IN "CHINA COMPANIES," THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. THE FUND MAY ALSO EXPERIENCE GREATER VOLATILITY THAN A FUND THAT IS MORE BROADLY DIVERSIFIED GEOGRAPHICALLY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.


1. Effective after the close of business on 8/8/03, Templeton China World Fund, Inc. (Closed-End Fund), was converted into an open-end fund in a transaction whereby the Closed-End Fund transferred all of its assets, subject to its liabilities, to the Fund in exchange for Advisor Class shares. Total return information is based upon the Closed-End Fund's performance (as calculated using net asset values, not market values), which has been restated to reflect all charges, fees and expenses currently applicable to the Fund and each class. The Closed-End Fund was offered without a sales charge and Rule 12b-1 fees. On 8/11/03, the Fund began offering Class A, B and C shares. For periods prior to 8/11/03, performance quotations are based upon the Closed-End Fund's performance restated to take into account all charges, fees and expenses applicable to the Fund and each class, including that class's current, applicable, maximum sales charges and Rule 12b-1 fees. Beginning on 8/11/03, actual class performance is used reflecting all charges, fees and expenses applicable to the Fund and each class.
2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


10 |  Semiannual Report

Your Fund's Expenses


As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.


ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:


1. Divide your account value by $1,000. IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period." IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.


HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.
                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 8/31/04      VALUE 2/28/05   PERIOD* 8/31/04-2/28/05
-------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,153.90               $11.27
  Hypothetical (5% return before expenses)    $1,000            $1,014.33               $10.54
-------------------------------------------------------------------------------------------------------
  CLASS B
-------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,150.80               $14.67
  Hypothetical (5% return before expenses)    $1,000            $1,011.16               $13.71
-------------------------------------------------------------------------------------------------------
  CLASS C
-------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,150.70               $14.34
  Hypothetical (5% return before expenses)    $1,000            $1,011.46               $13.42
-------------------------------------------------------------------------------------------------------
  ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,156.30               $ 9.41
  Hypothetical (5% return before expenses)    $1,000            $1,016.07               $ 8.80
-------------------------------------------------------------------------------------------------------


*Expenses are equal to the annualized expense ratio for each class (A: 2.11%; B:
2.75%; C: 2.69%; and Advisor: 1.76%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

12 |  Semiannual Report

Templeton China World Fund

FINANCIAL HIGHLIGHTS

                                                                                     -------------------------------------------
                                                                                         SIX MONTHS ENDED       YEAR ENDED
                                                                                         FEBRUARY 28, 2005       AUGUST 31,
                                                                                     -------------------------------------------
CLASS A                                                                                    (UNAUDITED)       2004        2003f
                                                                                     -------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............................................           $17.97      $14.89      $14.30
                                                                                     -------------------------------------------
Income from investment operations:
 Net investment income (loss) a ....................................................             (.11)        .21         .12
 Net realized and unrealized gains .................................................             2.85        3.24         .40
                                                                                     -------------------------------------------
Total from investment operations ...................................................             2.74        3.45         .52
                                                                                     -------------------------------------------
Less distributions from net investment income ......................................             (.19)       (.40)         --
                                                                                     -------------------------------------------
Redemption fees ....................................................................               -- c       .03         .07
                                                                                     -------------------------------------------
Net asset value, end of period .....................................................           $20.52      $17.97      $14.89
                                                                                     ===========================================
Total return b .....................................................................           15.39%      23.80%       4.13%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................................................          $75,773     $43,179      $3,166
Ratios to average net assets:
 Expenses ..........................................................................            2.11% d     2.14% e     3.03% g
 Net investment income (loss) ......................................................          (1.12)% d     1.09%      38.74% g
Portfolio turnover rate ............................................................            5.35%      30.82%      19.99%


aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dAnnualized.
eRatio of expenses to average net assets, excluding payments by affiliate were 2.30% (Note 7).
fFor the period August 11, 2003 (effective date) to August 31, 2003. gRepresents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.




                     Semiannual Report | See notes to financial statements. | 13

Templeton China World Fund

                                                                                     -------------------------------------------
                                                                                         SIX MONTHS ENDED        YEAR ENDED
                                                                                         FEBRUARY 28, 2005       AUGUST 31,
CLASS B                                                                                    (UNAUDITED)       2004        2003f
                                                                                     -------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............................................           $17.84      $14.88      $14.30
                                                                                     -------------------------------------------
Income from investment operations:
Net investment income (loss) a .....................................................             (.17)        .16         .08
Net realized and unrealized gains ..................................................             2.84        3.16         .43
                                                                                     -------------------------------------------
Total from investment operations ...................................................             2.67        3.32         .51
                                                                                     -------------------------------------------
Less distributions from net investment income ......................................             (.12)       (.39)         --
                                                                                     -------------------------------------------
Redemption fees ....................................................................               -- c       .03         .07
                                                                                     -------------------------------------------
Net asset value, end of period .....................................................           $20.39      $17.84      $14.88
                                                                                     ===========================================

Total return b .....................................................................           15.08%      22.95%       4.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................................................          $12,112      $8,630        $362
Ratios to average net assets:
 Expenses ..........................................................................            2.75% d     2.79% e     3.68% g
 Net investment income (loss) ......................................................          (1.76)% d      .44%      38.09% g
Portfolio turnover rate ............................................................            5.35%      30.82%      19.99%





aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dAnnualized.
eRatio of expenses to average net assets, excluding payments by affiliate were 2.95% (Note 7).
fFor the period August 11, 2003 (effective date) to August 31, 2003.
gRatio represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.

14 |  See notes to financial statements.  |  Semiannual Report

Templeton China World Fund

                                                                                     -------------------------------------------
                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                          FEBRUARY 28, 2005     AUGUST 31,
CLASS C                                                                                   (UNAUDITED)        2004        2003F
                                                                                     -------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............................................           $17.85      $14.88      $14.30
                                                                                     -------------------------------------------
Income from investment operations:
 Net investment income (loss) a ....................................................             (.16)        .12         .11
 Net realized and unrealized gains .................................................             2.84        3.21         .40
                                                                                     -------------------------------------------
Total from investment operations ...................................................             2.68        3.33         .51
                                                                                     -------------------------------------------
Less distributions from net investment income ......................................             (.11)       (.39)         --
                                                                                     -------------------------------------------
Redemption fees ....................................................................               -- c       .03         .07
                                                                                     -------------------------------------------
Net asset value, end of period .....................................................           $20.42      $17.85      $14.88
                                                                                     ===========================================

Total return b .....................................................................           15.07%      23.02%       4.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................................................          $30,472     $20,603        $652
Ratios to average net assets:
 Expenses ..........................................................................            2.69% d     2.75% e     3.68% g
 Net investment income (loss) ......................................................          (1.70)% d      .48%      38.09% g
Portfolio turnover rate ............................................................            5.35%      30.82%      19.99%





aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dAnnualized.
eRatio of expenses to average net assets, excluding payments by affiliate were 2.91% (Note 7).
fFor the period August 11, 2003 (effective date) to August 31, 2003. gRepresents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.




                     Semiannual Report | See notes to financial statements. | 15

Templeton China World Fund

                                                    ---------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     FEBRUARY 28, 2005                   YEAR ENDED AUGUST 31,
ADVISOR CLASS                                          (UNAUDITED)       2004         2003G      2002        2001        2000
                                                    --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $18.03     $14.90       $10.64      $9.52      $11.33       $9.83
Income from investment operations:
 Net investment income (loss) a ...................           (.07)       .24          .43        .21         .18         .23
 Net realized and unrealized gains (losses) .......           2.86       3.27         4.08        .98       (1.98)       1.42
                                                    ---------------------------------------------------------------------------
Total from investment operations ..................           2.79       3.51         4.51       1.19       (1.80)       1.65
                                                    ---------------------------------------------------------------------------
Capital share repurchases .........................             --         --           --        .11         .09         .07
                                                    ---------------------------------------------------------------------------
Less distributions from net investment income .....           (.23)      (.41)        (.32)      (.18)       (.10)       (.22)
                                                    ---------------------------------------------------------------------------
Redemption fees ...................................             -- d      .03          .07         --          --          --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ....................         $20.59     $18.03       $14.90     $10.64       $9.52      $11.33
                                                    ===========================================================================
Market value, end of period b .....................             --         --           --      $9.10       $7.73       $8.00
                                                    ===========================================================================

Total return (based on market value per share) ....             --         --           --     20.27%     (2.14)%       7.86%

Total return (based on net asset value
 per share) c .....................................         15.63%     24.21%       43.95%         --          --          --
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $174,885   $161,599     $181,913   $173,204    $172,209    $213,953
Ratios to average net assets:
 Expenses .........................................          1.76% e    1.79% f      2.10% f    1.66%       1.66%       1.68%
 Net investment income (loss) .....................         (.77)% e    1.44%        3.66%      2.01%       1.70%       2.21%
Portfolio turnover rate ...........................          5.35%     30.82%       19.99%     44.62%      83.85%     142.49%



aBased on average daily shares outstanding.
bBased on the last sale of the New York Stock Exchange.
cTotal return is not annualized for periods less than one year.
dAmount is less than $0.01 per share.
eAnnualized.
fRatio of expenses to average net assets, excluding payments by affiliate for the years ended August 31, 2003 and 2004, were 2.63% and 1.95%, respectively (Note 7).
gOn August 8, 2003, the Fund converted from a closed-end fund to an open-end fund whereby the shares of the closed-end fund were exchanged for Advisor Class shares. Based on historical information, the information included is for operation of the Fund as a closed-end fund, and does not reflect expenses applicable to an open-end fund.


16 |  See notes to financial statements.  |  Semiannual Report

Templeton China World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY           SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 89.7%
   AIRLINES .5%
a  Air China Ltd. ...................................................           China           2,926,000   $    1,125,536
a  Air China Ltd., 144A .............................................           China             500,000          192,334
                                                                                                            ---------------
                                                                                                                 1,317,870
                                                                                                            ---------------
   AUTO COMPONENTS 2.3%
   Cheng Shin Rubber Industry Co. Ltd. ..............................          Taiwan           5,061,328        6,334,802
   Weifu High-Technology Co. Ltd., B ................................           China             598,916          552,920
                                                                                                            ---------------
                                                                                                                 6,887,722
                                                                                                            ---------------
   AUTOMOBILES .2%
   Kia Motors Corp. .................................................        South Korea           50,470          713,463
                                                                                                            ---------------
   CAPITAL MARKETS 1.0%
   Yuanta Core Pacific Securities Co. ...............................          Taiwan           3,711,486        2,985,430
                                                                                                            ---------------
   COMMERCIAL BANKS 7.4%
   Chinatrust Financial Holding Co. Ltd. ............................          Taiwan           2,407,655        2,874,003
   HSBC Holdings PLC ................................................      United Kingdom         626,027       10,716,135
   Mega Financial Holdings Co. Ltd. .................................          Taiwan          11,941,000        8,068,243
                                                                                                            ---------------
                                                                                                                21,658,381
                                                                                                            ---------------
   COMMUNICATIONS EQUIPMENT 1.2%
   D-Link Corp. .....................................................          Taiwan           2,951,565        3,513,768
                                                                                                            ---------------
   COMPUTERS & PERIPHERALS 6.9%
   Acer Inc. ........................................................          Taiwan           6,208,454       10,087,739
   Asustek Computer Inc. ............................................          Taiwan           1,102,062        3,155,840
   Lenovo Group Ltd. ................................................           China           3,362,789          959,386
   Lite-On Technology Corp. .........................................          Taiwan           5,564,300        6,033,363
                                                                                                            ---------------
                                                                                                                20,236,328
                                                                                                            ---------------
   CONSTRUCTION MATERIALS .8%
   Anhui Conch Cement Co. Ltd., H ...................................           China           2,192,000        2,417,146
                                                                                                            ---------------
   DISTRIBUTORS 3.7%
   China Resources Enterprise Ltd. ..................................           China           6,700,000        9,535,899
   Test-Rite International Co. Ltd. .................................          Taiwan           2,182,620        1,404,517
                                                                                                            ---------------
                                                                                                                10,940,416
                                                                                                            ---------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
   China Telecom Corp. Ltd., H ......................................           China          11,773,833        4,491,265
                                                                                                            ---------------
   ELECTRIC UTILITIES 7.4%
   Cheung Kong Infrastructure Holdings Ltd. .........................         Hong Kong         3,320,548       10,069,427
   Datang International Power Generation Co. Ltd., H ................           China           9,620,320        7,462,920
   Guangdong Electric Power Development Co. Ltd., B .................           China           4,526,963        2,391,487
   Huadian Power International Corp. Ltd., H ........................           China           2,870,000          873,996
   Huaneng Power International Inc., H ..............................           China           1,218,776          945,460
                                                                                                            ---------------
                                                                                                                21,743,290
                                                                                                            ---------------
   ELECTRICAL EQUIPMENT .2%
   Phoenixtec Power Co. Ltd. ........................................          Taiwan             454,055          524,472
                                                                                                            ---------------

                                                          Semiannual Report | 17

Templeton China World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY           SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.7%
   Delta Electronics Inc. ...........................................          Taiwan           4,076,520   $    7,148,338
   Synnex Technology International Corp. ............................          Taiwan             443,000          662,789
                                                                                                            ---------------
                                                                                                                 7,811,127
                                                                                                            ---------------
   FOOD & STAPLES RETAILING 10.9%
   Dairy Farm International Holdings Ltd. ...........................         Hong Kong        10,219,776       27,082,406
   President Chain Store Corp. ......................................          Taiwan           2,844,088        4,804,203
                                                                                                            ---------------
                                                                                                                31,886,609
                                                                                                            ---------------
   FOOD PRODUCTS .8%
   Tingyi (Cayman Islands) Holding Corp. ............................           China             962,827          232,097
   UNI-President Enterprises Corp. ..................................          Taiwan           4,347,950        2,196,359
                                                                                                            ---------------
                                                                                                                 2,428,456
                                                                                                            ---------------
   HOTELS RESTAURANTS & LEISURE 2.5%
   Hong Kong & Shanghai Hotels Ltd. .................................         Hong Kong         7,892,757        7,185,400
                                                                                                            ---------------
   HOUSEHOLD DURABLES .4%
   TCL International Holdings Inc. ..................................           China           5,052,000        1,172,481
                                                                                                            ---------------
   INDUSTRIAL CONGLOMERATES 2.2%
   CITIC Pacific Ltd. ...............................................           China             860,092        2,497,911
   Shanghai Industrial Holdings Ltd. ................................           China           1,810,253        4,073,618
                                                                                                            ---------------
                                                                                                                 6,571,529
                                                                                                            ---------------
   LEISURE EQUIPMENT & PRODUCTS .5%
   Premier Image Technology Corp. ...................................          Taiwan           1,086,000        1,327,799
                                                                                                            ---------------
   MACHINERY 3.3%
   China International Marine Containers Co. Ltd., B ................           China           3,020,915        8,114,960
   Yung Tay Engineering Co. Ltd. ....................................          Taiwan           2,524,000        1,567,349
                                                                                                            ---------------
                                                                                                                 9,682,309
                                                                                                            ---------------
   METALS & MINING .1%
   Aluminum Corp. of China Ltd., H ..................................           China             372,000          250,418
                                                                                                            ---------------
   OFFICE ELECTRONICS .4%
   Kinpo Electronics Inc. ...........................................          Taiwan           2,897,760        1,272,665
                                                                                                            ---------------
   OIL & GAS 8.9%
   China Petroleum & Chemical Corp., H ..............................           China          37,309,395       17,102,442
   PetroChina Co. Ltd., H ...........................................           China          14,261,903        9,006,324
                                                                                                            ---------------
                                                                                                                26,108,766
                                                                                                            ---------------
   REAL ESTATE 8.4%
   Cheung Kong Holdings Ltd. ........................................         Hong Kong         1,360,690       12,954,466
   Henderson China Holdings Ltd. ....................................         Hong Kong         4,505,684        2,946,421
   Henderson Investment Ltd. ........................................         Hong Kong         2,888,756        4,278,157
   Hong Kong Land Holdings Ltd. .....................................         Hong Kong         1,645,000        4,359,250
                                                                                                            ---------------
                                                                                                                24,538,294
                                                                                                            ---------------
18 |  Semiannual Report

Templeton China World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY           SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.7%
   Samsung Electronics Co. Ltd. .....................................        South Korea            5,510   $    2,890,761
   Siliconware Precision Industries Co. Ltd. ........................          Taiwan           1,549,000        1,445,335
   Sunplus Technology Co. Ltd. ......................................          Taiwan           1,683,660        2,735,677
   Taiwan Semiconductor Manufacturing Co. ...........................          Taiwan           3,724,000        6,590,090
                                                                                                            ---------------
                                                                                                                13,661,863
                                                                                                            ---------------
   SPECIALTY RETAIL .4%
   I.T Ltd., 144A ...................................................         Hong Kong         1,262,000          315,542
   Tack Fat Group International Ltd. ................................         Hong Kong         6,352,000          863,337
                                                                                                            ---------------
                                                                                                                 1,178,879
                                                                                                            ---------------
   TRANSPORTATION INFRASTRUCTURE 3.6%
   China Merchants Holdings (International) Co. Ltd. ................           China           1,263,216        2,656,350
   Cosco Pacific Ltd. ...............................................         Hong Kong         3,489,449        7,785,204
                                                                                                            ---------------
                                                                                                                10,441,554
                                                                                                            ---------------
   WIRELESS TELECOMMUNICATION SERVICES 6.8%
   China Mobile (Hong Kong) Ltd. ....................................           China           5,322,770       17,369,581
   Taiwan Cellular Corp. ............................................          Taiwan           2,496,930        2,691,350
                                                                                                            ---------------
                                                                                                                20,060,931
                                                                                                            ---------------
   TOTAL COMMON STOCKS (COST $170,165,076) ..........................                                          263,008,631
                                                                                                            ---------------

                                                                                           ----------------
                                                                                           PRINCIPAL AMOUNT
                                                                                           ----------------

   SHORT TERM INVESTMENTS (COST $25,227,208) 8.6%
 b U.S. Treasury Bill, 3/03/05 - 5/26/05 ............................       United States    $ 25,334,000       25,224,488
                                                                                                            ---------------
   TOTAL INVESTMENTS (COST $195,392,284) 98.3% ......................                                          288,233,119
   OTHER ASSETS, LESS LIABILITIES 1.7% ..............................                                            5,009,540
                                                                                                            ---------------
   NET ASSETS 100.0% ................................................                                       $  293,242,659
                                                                                                            ===============

aNon-income producing.
bSecurity is traded on a discount basis with no stated coupon rate.


                     Semiannual Report | See notes to financial statements. | 19

Templeton China World Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 28, 2005 (unaudited)

Assets:
 Investments in securities:
  Cost ...............................................................    $195,392,284
                                                                          =============
  Value ..............................................................    $288,233,119
 Foreign currency, at value (cost $187,890) ..........................         187,261
 Receivables:
  Investment securities sold .........................................         346,323
  Capital shares sold ................................................       6,066,604
  Dividends and interest .............................................          22,901
                                                                          -------------
      Total assets ...................................................     294,856,208
                                                                          -------------
Liabilities:
 Payables:
  Investment securities purchased ....................................         755,849
  Capital shares redeemed ............................................         255,683
  Affiliates .........................................................         437,866
 Funds advanced by custodian .........................................          30,310
 Other liabilities ...................................................         133,841
                                                                          -------------
      Total liabilities ..............................................       1,613,549
                                                                          -------------
        Net assets, at value .........................................    $293,242,659
                                                                          =============
Net assets consist of:
 Distributions in excess of net investment income ....................     $(1,236,401)
 Net unrealized appreciation (depreciation) ..........................      92,840,931
 Accumulated net realized gain (loss) ................................     (39,462,025)
 Capital shares ......................................................     241,100,154
                                                                          -------------
        Net assets, at value .........................................    $293,242,659
                                                                          =============
CLASS A:
 Net assets, at value ................................................     $75,773,249
                                                                          =============
 Shares outstanding ..................................................       3,692,124
                                                                          =============
 Net asset value per share a .........................................          $20.52
                                                                          =============
 Maximum offering price per share (net asset value per share / 94.25%)          $21.77
                                                                          =============
CLASS B:
 Net assets, at value ................................................     $12,112,311
                                                                          =============
 Shares outstanding ..................................................         593,888
                                                                          =============
 Net asset value and maximum offering price per share a ..............          $20.39
                                                                          =============
CLASS C:
 Net assets, at value ................................................     $30,471,785
                                                                          =============
 Shares outstanding ..................................................       1,492,240
                                                                          =============
 Net asset value and maximum offering price per share a ..............          $20.42
                                                                          =============
ADVISOR CLASS:
 Net assets, at value ................................................    $174,885,314
                                                                          =============
 Shares outstanding ..................................................       8,493,795
                                                                          =============
 Net asset value and maximum offering price per share a ..............          $20.59
                                                                          =============





aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.



20 |  See notes to financial statements.  |  Semiannual Report

Templeton China World Fund

STATEMENT OF OPERATIONS
for the six months ended February 28, 2005 (unaudited)

Investment income:
 Dividends (net of foreign taxes of $116,773) ................................   $  1,107,839
 Interest (net of foreign taxes of $30) ......................................        156,032
                                                                                  ------------
      Total investment income ................................................      1,263,871
                                                                                  ------------
Expenses:
 Management fees (Note 3) ....................................................      1,615,099
 Administrative fees (Note 3) ................................................        253,858
 Distribution fees (Note 3)
  Class A ....................................................................         97,002
  Class B ....................................................................         49,738
  Class C ....................................................................        112,700
 Transfer agent fees (Note 3) ................................................        194,400
 Custodian fees (Note 4) .....................................................        103,600
 Reports to shareholders .....................................................         22,100
 Registration and filing fees ................................................         19,400
 Professional fees ...........................................................         11,800
 Trustees' fees and expenses .................................................         17,900
 Other .......................................................................          3,500
                                                                                  ------------
      Total expenses .........................................................      2,501,097
                                                                                  ------------
      Expense reductions (Note 4) ............................................           (997)
        Net expenses .........................................................      2,500,100
                                                                                  ------------
          Net investment income (loss) .......................................     (1,236,229)
                                                                                  ------------
Realized and unrealized gains (losses):
Net realized gain (loss) from:
  Investments ................................................................      4,015,992
  Foreign currency transactions ..............................................         16,408
                                                                                  ------------
      Net realized gain (loss) ...............................................      4,032,400
                                                                                  ------------
Net change in unrealized appreciation  (depreciation) on:
  Investments ................................................................     34,328,842
  Translation of assets and liabilities denominated in foreign currencies ....          2,112
                                                                                  ------------
      Net change in unrealized appreciation (depreciation) ...................     34,330,954
                                                                                  ------------
Net realized and unrealized gain (loss) ......................................     38,363,354
                                                                                  ------------
Net increase (decrease) in net assets resulting from operations ..............    $37,127,125
                                                                                  ============




                     Semiannual Report | See notes to financial statements. | 21

Templeton China World Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended February 28, 2005 (unaudited) and the year August 31, 2004

                                                                                      -------------------------------------
                                                                                       SIX MONTHS ENDED      YEAR ENDED
                                                                                       FEBRUARY 28, 2005   AUGUST 31, 2004
                                                                                      -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .........................................................    $ (1,236,229)    $  3,049,578
  Net realized gain (loss) from investments and foreign currency transactions ..........       4,032,400       29,315,112
  Net change in unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies ............................      34,330,954       13,659,802
                                                                                         ----------------------------------
      Net increase (decrease) in net assets resulting from operations ..................      37,127,125       46,024,492
                                                                                         ----------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A .............................................................................        (489,886)        (403,504)
   Class B .............................................................................         (58,609)         (41,117)
   Class C .............................................................................        (125,851)        (120,259)
   Advisor Class .......................................................................      (1,971,461)      (4,688,513)
                                                                                         ----------------------------------
 Total distributions to shareholders ...................................................      (2,645,807)      (5,253,393)
                                                                                         ----------------------------------
 Capital share transactions (Note 2):
   Class A .............................................................................      25,089,104       35,872,551
   Class B .............................................................................       2,099,403        7,860,438
   Class C .............................................................................       6,468,418       18,750,834
   Advisor Class .......................................................................      (8,914,296)     (55,778,270)
                                                                                         ----------------------------------
 Total capital share transactions ......................................................      24,742,629        6,705,553
                                                                                         ----------------------------------
 Redemption fees .......................................................................           6,628          443,024
                                                                                         ----------------------------------
      Net increase (decrease) in net assets ............................................      59,230,575       47,919,676
Net assets:
 Beginning of period ...................................................................     234,012,084      186,092,408
                                                                                         ----------------------------------
 End of period .........................................................................    $293,242,659     $234,012,084
                                                                                         ==================================
Distributions in excess of net investment income (undistributed net investment income)
 included in net assets:
 End of period .........................................................................    $ (1,236,401)    $  2,645,635
                                                                                         ==================================




22 |  See notes to financial statements.  |  Semiannual Report

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton China World Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The Fund seeks to achieve long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "China companies" as defined in the Fund's prospectus. The following summarizes the Fund's significant accounting policies.

On June 12, 2003, Fund shareholders approved an Agreement and Plan of Reorganization, which provided for the conversion of the Fund from a closed-end fund organized as a Maryland Corporation (the Closed-End Fund) into an open-end fund organized as a Delaware Statutory Trust. The conversion, which was a tax-free reorganization, was effective after the close of business on August 8, 2003. Trading of the Closed-End Fund's shares on the New York Stock Exchange, Inc. was suspended after the close of business on August 8, 2003. The Closed-End Fund's shareholders received Advisor Class shares of the Fund equivalent in number to, and with the same net asset value as, the Closed-End Fund's shares held on August 8, 2003. For six months following the conversion, former Closed-End Fund's shareholders who redeemed Advisor Class shares received in the conversion were subject to a 2% redemption fee.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

U.S. Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices.



                                                          Semiannual Report | 23

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.





24 |  Semiannual Report

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital as noted in the Statements of Changes in Net Assets.




                                                          Semiannual Report | 25

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Effective March 1, 2005, Class B shares will no longer be offered except to existing Class B shareholders through reinvested distributions or exchanges into other Franklin Templeton funds' Class B shares, as permitted by the applicable fund prospectus. Each class of shares differs by its initial sales load, contingent deferred sales charge, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At February 28, 2005, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                   --------------------------------------------------------------------
                                         SIX MONTHS ENDED                        YEAR ENDED
                                         FEBRUARY 28, 2005                     AUGUST 31, 2004
                                   --------------------------------------------------------------------
                                      SHARES           AMOUNT             SHARES           AMOUNT
                                   --------------------------------------------------------------------

CLASS A SHARES:
 Shares sold ....................    1,635,432       $31,710,845         3,412,286       $ 57,588,116
 Shares issued in reinvestment
   of distributions .............       23,212           419,671            19,982            305,934
 Shares redeemed ................     (369,685)       (7,041,412)       (1,241,700)       (22,021,499)
                                   --------------------------------------------------------------------
 Net increase (decrease) ........    1,288,959       $25,089,104         2,190,568       $ 35,872,551
                                   ====================================================================

26 |  Semiannual Report

Templeton China World Fund

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                   --------------------------------------------------------------------
                                         SIX MONTHS ENDED                        YEAR ENDED
                                         FEBRUARY 28, 2005                     AUGUST 31, 2004
                                      SHARES           AMOUNT             SHARES           AMOUNT
                                   --------------------------------------------------------------------
CLASS B SHARES:
 Shares sold ....................      152,039      $  2,900,334           526,231       $  9,032,972
 Shares issued in reinvestment
   of distributions .............        2,789            50,234             2,409             36,734
                                   --------------------------------------------------------------------
 Shares redeemed ................      (44,679)         (851,165)          (69,222)        (1,209,268)
                                   ====================================================================
 Net increase (decrease) ........      110,149      $  2,099,403           459,418       $  7,860,438
CLASS C SHARES:
 Shares sold ....................      497,131      $  9,488,816         1,562,207       $ 26,837,355
 Shares issued in reinvestment
   of distributions .............        5,672           102,262             5,807             88,548
                                   --------------------------------------------------------------------
 Shares redeemed ................     (164,989)       (3,122,660)         (457,378)        (8,175,069)
                                   ====================================================================
 Net increase (decrease) ........      337,814      $  6,468,418         1,110,636       $ 18,750,834
ADVISOR CLASS SHARES:
 Shares sold ....................      239,753      $  4,647,312           855,577       $ 14,264,876
 Shares issued in reinvestment
   of distributions .............       34,752           629,702           109,770          1,685,293
 Shares redeemed ................     (743,305)      (14,191,310)       (4,210,853)       (71,728,439)
                                   --------------------------------------------------------------------
 Net increase (decrease) ........     (468,800)     $ (8,914,296)       (3,245,506)      $(55,778,270)
                                   ====================================================================


3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

-----------------------------------------------------------------------------------------
  SUBSIDIARY                                                     AFFILIATION
-----------------------------------------------------------------------------------------
  Templeton Asset Management Ltd. (TAML)                         Investment manager
  Franklin Templeton Services LLC (FT Services)                  Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)            Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the Fund's average weekly net assets as follows:

------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
------------------------------------------------------------------------------
        1.250%          Up to and including $1 billion
        1.200%          Over $1 billion, up to and including $5 billion
        1.150%          Over $5 billion, up to and including $10 billion
        1.100%          Over $10 billion, up to and including $15 billion
        1.050%          Over $15 billion, up to and including $20 billion
        1.000%          Over $20 billion





                                                          Semiannual Report | 27

Templeton China World Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year based on the Fund's average daily net assets.

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.35%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received ................................     $63,895
Contingent deferred sales charges retained ................     $18,369

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $194,400, of which $113,471 was paid to Investor Services.


4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2005, the custodian fees were reduced as noted in the Statement of Operations.


5. INCOME TAXES

At August 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2007 ..................................................... $22,831,689
 2008 .....................................................      45,311
 2009 .....................................................   1,256,834
 2010 .....................................................  17,884,154
                                                            ------------
                                                            $42,017,988
                                                            ============

At August 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2003 of $56,402. For tax purposes, such losses will be reflected in the year ending August 31, 2005.


28 |  Semiannual Report

Templeton China World Fund

5. INCOME TAXES (CONTINUED)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At February 28, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Cost of investments ....................................... $196,470,815
                                                            =============
Unrealized appreciation ................................... $ 92,974,243
Unrealized depreciation ...................................   (1,211,939)
                                                            -------------
Net unrealized appreciation (depreciation) ................ $ 91,762,304
                                                            =============



6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended February 28, 2005 aggregated $14,316,115 and $12,876,162, respectively.


7. FEES, COSTS AND EXPENSES RELATING TO PAST LITIGATION

On March 20, 2003, Templeton China World Fund, Inc., the Fund's predecessor Maryland Corporation (the "Closed-End Fund"), Templeton Dragon Fund, Inc. ("Dragon Fund"), a closed-end management investment company in Franklin Templeton Investments, TAML, the investment adviser to the Closed-End Fund and Dragon Fund, and Harvard College, Harvard Management Company, Inc. ("Harvard Management"), which is an investment advisor to Harvard College, and Steve Alperin, an officer of Harvard Management (referred to collectively as "Harvard"), announced a settlement of previously filed litigation claims against each other. The settlement resulted in, among other things, the dismissal of their litigation claims against each other.

Under the terms of the Settlement Agreement, TAML agreed to reimburse the Closed-End Fund for the legal fees and expenses incurred by the Closed-End Fund and its directors with respect to the Settlement Agreement and the litigation. TAML also paid legal fees and expenses incurred by the Closed-End Fund through March 20, 2003, with respect to the Closed-End Fund's proxy contest relating to its 2003 Annual Shareholders' Meeting (the "Meeting"). The Closed-End Fund paid all other legal costs related to the proxy proposals considered at the Meeting, including the conversion of the Closed-End Fund to an open-end fund described above.





                                                          Semiannual Report | 29

Templeton China World Fund

8. REGULATORY MATTERS

INVESTIGATIONS
As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS
Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.





30 |  Semiannual Report

Templeton China World Fund

8. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)
Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.





                                                          Semiannual Report | 31

Templeton China World Fund

8. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)
The SEC's Second Order and the CAGO settlement agreement concerning marketing support payments provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The independent distribution consultant has substantially completed preparation of these distribution plans. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Fund did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the Second Order. When approved, disbursements of settlement monies under the SEC's Second Order will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS
The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.





32 |  Semiannual Report

Templeton China World Fund

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)
The Company and fund management strongly believe that the claims made in each of the lawsuits identified above are without merit and intend to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.





                                                          Semiannual Report | 33

Templeton China World Fund

SHAREHOLDER INFORMATION



PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.





34 |  Semiannual Report
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Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet
  Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified
Fund Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4,5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return
Fund Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund

TAX-FREE INCOME6
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products
  Trust 9

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders and select retirement plans. 3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
5.Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.
6.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 7.Portfolio of insured municipal securities.
8.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY). 9.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/05                                         Not part of the semiannual report
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                                     [LOGO
                                    OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton China World Fund

INVESTMENT MANAGER
Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



188 S2005 04/05





ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(a), the registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson, they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.        N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.        N/A


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASES.     N/A


ITEM 9. SUBMISSION OF MATTERS OF A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 10. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 11. EXHIBITS

(a) Code of Ethics

(b)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date   April 25, 2005


By /s/GALEN G. VETTER
Chief Financial Officer
Date   April 25, 2005